Consolidated Statements of Comprehensive Income (Loss) Statement - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings (loss)		$ 176	$ (90)	$ (118)
Other comprehensive income (loss)
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	(26)	15	(6)
Gains (losses) on derivatives designated as cash flow hedges, net of tax		0	0	(1)
Total items that will not be reclassified subsequently to net earnings		(26)	15	(7)
Gains (losses) on translating net assets of foreign operations,net of tax		(59)	84	(80)
Reclassification of translation gains on net assets of divested foreign operations	[2]	0	0	(9)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[3]	21	(41)	50
Reclassification of losses on financial instruments designated as hedges of divested foreign operations, net of tax	[4]	0	0	14
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[5]	61	(8)	214
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, net of tax	[6]	(42)	(46)	(107)
Total items that will be reclassified subsequently to net earnings		(19)	(11)	82
Other comprehensive income (loss)		(45)	4	75
Total comprehensive income (loss)		131	(86)	(43)
Total comprehensive income (loss) attributable to:
TransAlta shareholders		54	(210)	(74)
Non-controlling interests		77	124	31
Net actuarial gains (losses)		(7)	5	(4)
Income tax relating to actuarial gains (losses) arising from changes in financial assumptions of other comprehensive income		0	0	11
Income tax relating to hedges of net investments in foreign operations of other comprehensive income		0	0	2
Income tax recovery relating to reclassification of losses on financial instruments designed as hedges of divested foreign operations		0	0	2
Income tax expense (recovery) relating to gains on derivatives designated as cash flow hedges of other comprehensive income		(16)	(1)	(77)
Income tax expense relating to reclassification of gains on derivatives designated as cash flow hedges to net earnings		$ (10)	$ 11	$ 31

[1]	(1) Net of income tax recovery of $7 million for the year ended Dec. 31, 2019 (2018 - $5 million expense, 2017 - $(4) million recovery).
[2]	(2) Net of reclassification of income tax of nil for the year ended Dec. 31, 2019 (2018 - nil, 2017 - $11 million expense).
[3]	(3) Net of income tax expense of nil for the year ended Dec. 31, 2019 (2018 - nil, 2017 - $2 million expense).
[4]	(4) Net of reclassification of income tax of nil for the year ended Dec. 31, 2019 (2018 - nil, 2017 - $2 million recovery).
[5]	(5) Net of income tax expense of $16 million for the year ended Dec. 31, 2019 (2018 - $1 million recovery, 2017 - $77 million recovery).
[6]	(6) Net of reclassification of income tax expense of $10 million for the year ended Dec. 31, 2019 (2018 - $11 million expense, 2017 - $31 million expense).